Warrants (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Mar. 30, 2016	Oct. 15, 2015	Oct. 14, 2015
Class of Warrant or Right [Line Items]
Exercise Price Per Share		$ 1.1485	$ 10.00	$ 9.00	$ 9.00
Warrant Exercise Price Range One 4.00 - 5.00
Class of Warrant or Right [Line Items]
Warrants outstanding	188,500	188,500
Weighted average remaining contractual life	7 months 6 days	10 months 6 days
Warrants exercisable	188,500	169,500
Weighted average exercise price per share	$ 4.47	$ 4.47
Warrant Exercise Price Range One 4.00 - 5.00 | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	5	5.00
Warrant Exercise Price Range One 4.00 - 5.00 | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 4	$ 4.00
Warrant Exercise Price Range Two 9.00 - 10.00
Class of Warrant or Right [Line Items]
Warrants outstanding	1,781,666	1,781,666
Weighted average remaining contractual life	3 years 3 months 18 days	3 years 6 months 14 days
Warrants exercisable	1,781,666	1,781,666
Weighted average exercise price per share	$ 9.37	$ 9.37
Warrant Exercise Price Range Two 9.00 - 10.00 | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	10	10.00
Warrant Exercise Price Range Two 9.00 - 10.00 | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 9	$ 9.00
Warrant Exercise Price Range Three 1.15 - 10.00
Class of Warrant or Right [Line Items]
Warrants outstanding		1,970,166
Weighted average remaining contractual life		3 years 3 months 11 days
Warrants exercisable		1,951,166
Weighted average exercise price per share		$ 8.90
Warrant Exercise Price Range Three 1.15 - 10.00 | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share		10.00
Warrant Exercise Price Range Three 1.15 - 10.00 | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share		$ 1.15
Warrant Exercise Price Range Four 4.00 - 10.00
Class of Warrant or Right [Line Items]
Warrants outstanding	1,970,166
Weighted average remaining contractual life	3 years 11 days
Warrants exercisable	1,970,166
Weighted average exercise price per share	$ 8.90
Warrant Exercise Price Range Four 4.00 - 10.00 | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	10
Warrant Exercise Price Range Four 4.00 - 10.00 | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 4